Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Natural Gas Supply Transportation And Storage Service Agreements [Member]
Long-term Purchase Commitment [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule
As of December 31, 2016, our obligations under natural gas supply, transportation and storage service agreements for contracts in which conditions precedent were met were as follows (in thousands):

Years Ending December 31,	Payments Due (1)
2017	$1,611,296
2018	1,192,791
2019	1,019,309
2020	1,055,497
2021	903,425
Thereafter	2,169,912
Total	$7,952,230

(1)	Pricing of natural gas supply contracts are variable based on market commodity basis prices adjusted for basis spread. Amounts included are based on prices and basis spreads as of December 31, 2016.